Short-term bank loans and other debt (Tables)	12 Months Ended
Dec. 31, 2019
Short-term bank loans and other debt
Schedule of short-term bank loans and other debt

	December 31,	December 31,
	2018	2019
	US$	US$
Loan from The Bank of East Asia
Due January 2, 2020, at 1.10% plus 1 month LIBOR	—	19,900,000

Loan from Henan Zhongyuan Microfinance Co., Ltd.
Due July 26, 2019, at 11.60% per annum	7,285,231	—

Loan from Zhongyuan Aviation Finance Leasing Co.,Ltd.
Due December 20 2020, at 10.00% per annum	—	11,467,562

Loan from Hua Xia Bank Co., Ltd.
Due May 30, 2020, at 6.5250% per annum	—	8,600,671

Loan from Shandong Rongyue Finance Leasing Co., Ltd.
Due December 24, 2020, at 5.00% per annum	—	4,300,335

Loan from Kunlun Trust Co., Ltd.
Due June 28, 2019, at 10.50% per annum	36,426,157	—

Loan from Zhongyuan Commercial Factoring Co., Ltd.
Due January 30, 2020, at 10.00% per annum	—	28,668,902
Loan from Tianjin financial exchange center Co., Ltd. at 9.00% per annum		189,215
Loan from Tianjin financial exchange center Co., Ltd. at 8.50% per annum		51,604
Loan from Tianjin financial exchange center Co., Ltd. at 8.00% per annum	—	240,819

Total short-term bank loans and other debt	43,711,388	73,419,108